Segment Reporting (Summary of Revenue, Costs and Expenses and Assets) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Nov. 16, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 57,606	$ 411,248	$ 368,197	$ 500,908
Transaction related costs	31,885
Total costs and expenses	85,799	476,321	408,607	555,788
All other costs and expenses	53,914
(Loss) income from operations	(28,193)	(65,073)	(40,410)	(54,880)
Intangible assets, including goodwill	1,929,661		1,720,152	1,677,032
Total assets	2,155,348	2,437,782	2,291,541	2,424,434
Predecessor [Member]
Segment Reporting Information [Line Items]
Revenues					397,570	339,948
Transaction related costs					23,461
Total costs and expenses					440,563	300,934
All other costs and expenses					417,102
(Loss) income from operations					(42,993)	39,014
Operating Segments [Member] | Vivint [Member]
Segment Reporting Information [Line Items]
Revenues	50,791		350,690	483,401
Transaction related costs	28,118
Total costs and expenses			389,321	536,502
All other costs and expenses	46,241
(Loss) income from operations	(23,568)		(38,631)	(53,101)
Intangible assets, including goodwill	1,840,065		1,720,152	1,677,032
Total assets	2,050,529		2,291,541	2,424,434
Operating Segments [Member] | Vivint [Member] | Predecessor [Member]
Segment Reporting Information [Line Items]
Revenues					346,270	312,422
Transaction related costs					22,219
Total costs and expenses						267,973
All other costs and expenses					365,300
(Loss) income from operations					(41,249)	44,449
Operating Segments [Member] | 2GIG [Member]
Segment Reporting Information [Line Items]
Revenues	12,372		60,220	60,220
Transaction related costs	3,767
Total costs and expenses			52,200	52,200
All other costs and expenses	12,712
(Loss) income from operations	(4,107)		8,020	8,020
Intangible assets, including goodwill	85,933
Total assets	115,881
Operating Segments [Member] | 2GIG [Member] | Predecessor [Member]
Segment Reporting Information [Line Items]
Revenues					112,136	129,265
Transaction related costs					1,242
Total costs and expenses						121,967
All other costs and expenses					104,276
(Loss) income from operations					6,618	7,298
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	(5,557)		(42,713)	(42,713)
Total costs and expenses			(32,914)	(32,914)
All other costs and expenses	(5,039)
(Loss) income from operations	(518)		(9,799)	(9,799)
Intangible assets, including goodwill	3,663
Total assets	(11,062)
Eliminations [Member] | Predecessor [Member]
Segment Reporting Information [Line Items]
Revenues					(60,836)	(101,739)
Total costs and expenses						(89,006)
All other costs and expenses					(52,474)
(Loss) income from operations					$ (8,362)	$ (12,733)